Income Taxes (Schedule Of Computation Of Income Tax Expense Differed From The Amounts Computed By Applying Of Statutory Federal Income Tax Rate To Income/(Loss) Before Income Taxes) (Details) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Federal income tax rate	35.00%	(35.00%)	(35.00%)
Tax computed at statutory rate	$ (35,597)	$ 52,447	$ 18,114
Increase/(decrease) resulting from:
State income taxes	(4,234)	(2,542)	(5,806)
BOLI - cash surrender value	(7,428)	(6,757)	(9,671)
Tax-exempt interest	(4,469)	(3,732)	(1,820)
Tax credits	(18,125)	(23,494)	(23,788)
Subsidiary liquidations	(6,733)	0	0
Other changes in unrecognized tax benefits	(8,981)	(3,884)	(3,582)
Other	305	3,798	5,371
Total income tax expense/(benefit)	$ (85,262)	$ 15,836	$ (21,182)